Cash and cash equivalents - cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents in national currency	R$ 444,212	R$ 474,395	R$ 83,391
Cash and cash equivalents in foreign currency	20,643	27,595	10,721
Reverse repurchase agreements* (90 days)	35,591	1,652,697	3,020,677
Total of cash and cash equivalents	R$ 500,446	R$ 2,154,687	R$ 3,114,789	R$ 1,546,065